Principal joint operations/joint ventures	12 Months Ended
Dec. 31, 2017
Joint ventures [Member]
Disclosure Of Joint Ventures [Line Items]
Principal joint operations/joint ventures

35 Principal joint ventures

At 31 December 2017

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Chile
Minera Escondida Limitada (a)	Copper mining and refining	-	-	30	30
Oman
Sohar Aluminium Co. L.L.C. (b)	Aluminium smelting/power generation	37,500	Ordinary	20	20

This list includes only those joint ventures that have a more significant impact on the profit or operating assets of the Group. Refer to note 46 for a list of related undertakings.

The Group’s principal joint ventures are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

Although the Group has a 30 per cent interest in Minera Escondida Limitada, participant and management agreements provide for an Owners’ Council whereby significant commercial and operational decisions about the relevant activities that significantly affect the returns that are generated in effect require the joint approval of both Rio Tinto and BHP Billiton (holders of a 57.5 per cent interest). It is therefore determined that Rio Tinto has joint control.

The year-end of Minera Escondida Limitada is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are, however, based on accounts of Minera Escondida Limitada that are coterminous with those of the Group.

(b)

Although the Group holds a 20 per cent interest in Sohar Aluminium Co. L.L.C., decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.

Summary information for joint ventures that are material to the Group

This summarised financial information is shown on a 100 per cent basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera	Minera	Sohar	Sohar
	Escondida	Escondida	Aluminium	Aluminium
	Limitada (a)	Limitada (a)	Company LLC (b)	Company LLC (b)
	2017	2016	2017	2016
	US$m	US$m	US$m	US$m
Revenue	6,037	4,883	460	610

Depreciation and amortisation	(1,690)	(1,213)	(145)	(130)
Other operating costs	(2,617)	(2,199)	(205)	(425)
Operating profit	1,730	1,471	110	55

Finance expense	(120)	(47)	(35)	(25)
Income tax	(627)	(517)	-	-
Profit after tax	983	907	75	30
Total comprehensive income	983	907	75	30

Non-current assets	13,814	14,947	3,230	3,275
Current assets	2,760	2,257	305	255
Current liabilities	(1,727)	(1,403)	(205)	(45)
Non-current liabilities	(4,617)	(4,112)	(1,270)	(1,505)
Net assets	10,230	11,689	2,060	1,980

Assets and liabilities above include:
Cash and cash equivalents	460	443	95	20
Current financial liabilities (c)	(330)	(467)	(130)	(100)
Non-current financial liabilities (c)	(2,840)	(2,643)	(1,120)	(1,230)

Dividends received from joint venture (Rio Tinto share) (c)	780	210	-	-

Reconciliation of the above amounts to the investment recognised in the Consolidated Statement of Financial Position

Group interest	30%	30%	20%	20%
Net assets	10,230	11,689	2,060	1,980
Group's ownership interest	3,069	3,507	412	396
Other adjustments	4	(3)	(3)	(2)

Carrying value of Group's interest	3,073	3,504	409	394

(a)

In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$500 million (2016: US$579 million) relating to tax on unremitted earnings of equity accounted units.

(b)

Under covenants stipulated in the agreement to Sohar Aluminium’s secured loan facilities, Sohar Aluminium is currently restricted from making any shareholder distributions until 2021 unless a specified amount of the loan facilities is funded.

(c)	The 2016 comparative has been adjusted to more appropriately classify certain balances.

Joint operations [Member]
Disclosure Of Joint Ventures [Line Items]
Principal joint operations/joint ventures

34 Principal joint operations

Company and country of incorporation/operation	Principal activities	Group interest (%)
Australia
Tomago Aluminium Joint Venture	Aluminium smelting	51.6
Kestrel (a)	Coal mining	80
Gladstone Power Station	Power generation	42.1
Hope Downs Joint Venture	Iron ore mining	50
Queensland Alumina Limited (b) (c)	Alumina production	80
Pilbara Iron arrangement	Infrastructure, corporate and mining services	(d)
New Zealand
New Zealand Aluminium Smelters Limited (b) (c)	Aluminium smelting	79.36
Canada
Aluminerie Alouette Inc.	Aluminium production	40
Indonesia
Grasberg expansion (e)	Copper and gold mining	40
United States of America
Pechiney Reynolds Quebec Inc (c) (f)	Aluminium smelting	50.2

This list includes only those joint operations that have a more significant impact on the profit or operating assets of the Group. Refer to note 46 for a list of related undertakings.

The Group’s joint operations are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

Although the Group has an 80 per cent interest in the Kestrel Joint Venture, decisions about activities that significantly affect the returns that are generated require agreement of both parties to the Joint Venture Agreement, giving rise to joint control.

(b)

Although the Group has a 79.4 per cent interest in New Zealand Aluminium Smelters Limited and an 80 per cent interest in Queensland Alumina Limited, decisions about activities that significantly affect the returns that are generated require agreement of both parties to the arrangements, giving rise to joint control.

(c)

Queensland Alumina Limited, New Zealand Aluminium Smelters Limited and Pechiney Reynolds Quebec Inc. are joint arrangements that are primarily designed for the provision of output to the parties sharing joint control; this indicates that the parties have rights to substantially all the economic benefits of the assets. The liabilities of the arrangements are in substance satisfied by cash flows received from the parties; this dependence indicates that the parties in effect have obligations for the liabilities. It is these facts and circumstances that give rise to the classification of these entities as joint operations.

(d)

A number of arrangements are in place between the Australian Iron Ore operations managed by Rio Tinto which allow their respective assets to be operated as a single integrated network across the Pilbara region.  The arrangements are managed through two wholly owned subsidiaries: Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.  In assessing the Pilbara Iron arrangements it has been concluded that they collectively constitute a joint operation on the basis that decisions about relevant activities require unanimous consent, the resulting efficiencies are shared between Rio Tinto and Robe River Iron Associates (Robe River), and the parties fund all of the cash flow requirements of Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.

(e)

Under the terms of a contractual agreement, Rio Tinto is entitled to 40 per cent of production above specified levels until the end of 2021 and 40 per cent of all production thereafter under the Participation Agreement. This date is subject to extension under certain conditions.

(f)	Pechiney Reynolds Quebec Inc. has a 50.1 per cent interest in the Aluminerie de Bécancour, Inc. aluminium smelter, which is located in Canada.